Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Write-off of exploration and evaluation assets - continuing operations	$ 51.5	$ 41.4	[1]	$ 29.1	[1]
Write-off of exploration and evaluation assets - discontinued operations	1.5	6.1	[1]	1.7	[1]
Borrowing costs capitalised	22.9	15.1	[1]	16.6	[1]
Carrying value at end of the year	4,892.9	4,524.6	[1]	4,295.6	[1]
Previously Stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value at end of the year		4,547.8		4,312.4
Cost Price Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	9,566.2	8,648.8
Reclassifications	(20.5)	1.0
Additions for continuing operations	833.6	628.5
Additions for discontinued operations	6.8	21.4
Gruyere Gold project asset acquisition	0.0	275.9
Reclassification (to)/from assets held for sale	(43.2)	43.2
Reclassification to assets held for sale	0.0	(79.1)
Borrowing costs capitalised	22.9	15.1
Disposals	(215.1)	(160.4)
Disposal of subsidiary	(79.1)	0.0
Changes in estimates of rehabilitation assets	8.3	14.9
Other	0.0	3.0
Translation adjustment	480.8	153.9
Balance at end of the year	10,560.7	9,566.2		8,648.8
Cost Price Property Plant And Equipment [Member] | Previously Stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	9,566.2	8,648.8
Balance at end of the year		9,566.2		8,648.8
Cost Price Property Plant And Equipment [Member] | Increase (Decrease) Due to Corrections of Prior Period Errors [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	0.0	0.0
Balance at end of the year		0.0		0.0
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	5,041.6	4,353.2
Reclassifications	(20.5)	1.0
Charge for the year continuing operations	748.1	671.4
Charge for the year discontinued operations	3.5	14.4
Impairment and reversal of impairment, net	(81.3)	76.4
Write-off of exploration and evaluation assets - continuing operations	51.5	41.4
Write-off of exploration and evaluation assets - discontinued operations	1.5	6.1
Reclassification (to)/from assets held for sale	(3.2)	42.2
Reclassification to assets held for sale	0.0	(60.5)
Disposals	(213.1)	(158.1)
Disposal of subsidiary	(75.8)	0.0
Translation adjustment	215.5	54.1
Balance at end of the year	5,667.8	5,041.6		4,353.2
Accumulated depreciation and impairment [Member] | Previously Stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	5,041.6	4,336.4
Balance at end of the year		5,041.6		4,336.4
Accumulated depreciation and impairment [Member] | Increase (Decrease) Due to Corrections of Prior Period Errors [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	0.0	16.8
Balance at end of the year		0.0		16.8
Land mineral rights and rehabilitation assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value at end of the year	639.6	610.0
Land mineral rights and rehabilitation assets [Member] | Cost Price Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	636.8	351.3
Reclassifications	(22.3)	(10.6)
Additions for continuing operations	0.3	1.3
Additions for discontinued operations	0.0	0.0
Gruyere Gold project asset acquisition	0.0	275.9
Reclassification (to)/from assets held for sale	0.0	0.0
Reclassification to assets held for sale	0.0	0.0
Borrowing costs capitalised	0.0	0.0
Disposals	(12.6)	(3.1)
Disposal of subsidiary	(1.4)	0.0
Changes in estimates of rehabilitation assets	8.3	14.9
Other	0.0	0.0
Translation adjustment	65.2	7.1
Balance at end of the year	674.3	636.8		351.3
Land mineral rights and rehabilitation assets [Member] | Cost Price Property Plant And Equipment [Member] | Previously Stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	636.8	735.6
Balance at end of the year		636.8		735.6
Land mineral rights and rehabilitation assets [Member] | Cost Price Property Plant And Equipment [Member] | Increase (Decrease) Due to Corrections of Prior Period Errors [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	0.0	(384.3)
Balance at end of the year		0.0		(384.3)
Land mineral rights and rehabilitation assets [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	26.8	19.4
Reclassifications	0.0	0.0
Charge for the year continuing operations	15.7	8.0
Charge for the year discontinued operations	0.2	0.0
Impairment and reversal of impairment, net	(2.9)	3.3
Write-off of exploration and evaluation assets - continuing operations	0.0	0.0
Write-off of exploration and evaluation assets - discontinued operations	0.0	0.0
Reclassification (to)/from assets held for sale	0.0	0.0
Reclassification to assets held for sale	0.0	0.0
Disposals	(12.2)	(3.1)
Disposal of subsidiary	(1.3)	0.0
Translation adjustment	8.4	(0.8)
Balance at end of the year	34.7	26.8		19.4
Land mineral rights and rehabilitation assets [Member] | Accumulated depreciation and impairment [Member] | Previously Stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	26.8	301.3
Balance at end of the year		26.8		301.3
Land mineral rights and rehabilitation assets [Member] | Accumulated depreciation and impairment [Member] | Increase (Decrease) Due to Corrections of Prior Period Errors [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	0.0	(281.9)
Balance at end of the year		0.0		(281.9)
Mine development infrastructure and other assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value at end of the year	4,253.3	3,914.6
Mine development infrastructure and other assets [Member] | Cost Price Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	8,929.4	8,297.5
Reclassifications	1.8	11.6
Additions for continuing operations	833.3	627.2
Additions for discontinued operations	6.8	21.4
Gruyere Gold project asset acquisition	0.0	0.0
Reclassification (to)/from assets held for sale	(43.2)	43.2
Reclassification to assets held for sale	0.0	(79.1)
Borrowing costs capitalised	22.9	15.1
Disposals	(202.5)	(157.3)
Disposal of subsidiary	(77.7)	0.0
Changes in estimates of rehabilitation assets	0.0	0.0
Other	0.0	3.0
Translation adjustment	415.6	146.8
Balance at end of the year	9,886.4	8,929.4		8,297.5
Mine development infrastructure and other assets [Member] | Cost Price Property Plant And Equipment [Member] | Previously Stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	8,929.4	7,913.2
Balance at end of the year		8,929.4		7,913.2
Mine development infrastructure and other assets [Member] | Cost Price Property Plant And Equipment [Member] | Increase (Decrease) Due to Corrections of Prior Period Errors [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	0.0	384.3
Balance at end of the year		0.0		384.3
Mine development infrastructure and other assets [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	5,014.8	4,333.8
Reclassifications	(20.5)	1.0
Charge for the year continuing operations	732.4	663.4
Charge for the year discontinued operations	3.3	14.4
Impairment and reversal of impairment, net	(78.4)	73.1
Write-off of exploration and evaluation assets - continuing operations	51.5	41.4
Write-off of exploration and evaluation assets - discontinued operations	1.5	6.1
Reclassification (to)/from assets held for sale	(3.2)	42.2
Reclassification to assets held for sale	0.0	(60.5)
Disposals	(200.9)	(155.0)
Disposal of subsidiary	(74.5)	0.0
Translation adjustment	207.1	54.9
Balance at end of the year	5,633.1	5,014.8		4,333.8
Mine development infrastructure and other assets [Member] | Accumulated depreciation and impairment [Member] | Previously Stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	5,014.8	4,035.1
Balance at end of the year		5,014.8		4,035.1
Mine development infrastructure and other assets [Member] | Accumulated depreciation and impairment [Member] | Increase (Decrease) Due to Corrections of Prior Period Errors [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	$ 0.0	298.7
Balance at end of the year		$ 0.0		$ 298.7

[1]	As Restated - Refer note 40 for further details.